Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets
	Amortization	June 30,	December 31,
	Period	2012	2011
	Years	(Unaudited)

Licensing agreements	10-20	$1,505,750	$1,495,300
Less: Accumulated amortization		(573,902)	(516,797)

		$931,848	$978,503

Amortization	As of December 31,
Period	2011	2010
	Years

Licensing agreements	10-20	$1,495,300	$1,441,150
Less: Accumulated amortization		(516,797)	(395,684)

		$978,503	$1,045,466